Long-term debt - Additional Information (Detail) $ in Thousands, $ in Millions							12 Months Ended
	Mar. 30, 2024 USD ($)	Jul. 14, 2023 USD ($)	Jul. 14, 2023 CAD ($)	Jan. 04, 2023 USD ($)	Jun. 26, 2021 USD ($)	Jul. 08, 2020 USD ($)	Mar. 29, 2025 USD ($)	Mar. 29, 2025 CAD ($)	Mar. 28, 2026	Jul. 14, 2025 USD ($)	Mar. 30, 2025	Mar. 29, 2025 CAD ($)	Jun. 03, 2024 USD ($)	Jun. 03, 2024 CAD ($)	Feb. 01, 2024 USD ($)	Feb. 01, 2024 CAD ($)	Jul. 14, 2023 CAD ($)
Line of Credit Facility [Line Items]
Outstanding letters of credit	$ 200						$ 200
Working capital ratio	0.96						0.88					0.88
Investissement Québec [Member]
Line of Credit Facility [Line Items]
Debt instrument, term							6 years	6 years
Long-term debt						$ 10,000	$ 10,000
Debt Instrument Interest Rate Stated Percentage Rate						3.14%	3.14%					3.14%
Repayment of debt term						60 months	60 months	60 months
Working capital ratio	1.01					1.01
Forgiveness of debt				$ 200
Term loan From Business Development Bank of Canada [Member]
Line of Credit Facility [Line Items]
Debt instrument, term					6 years
Long-term debt	$ 231						$ 160
Debt Instrument Interest Rate Stated Percentage Rate					8.30%
Repayment of debt term					72 months
Debt Instrument, Face Amount					$ 400
Long-term Debt, Gross	$ 200						$ 200
Loan From Investment Of Quebec One [Member]
Line of Credit Facility [Line Items]
Debt instrument, term	10 years
Long-term debt	$ 4,300
Debt Instrument Interest Rate Stated Percentage Rate							1.41%					1.41%
Repayment of debt term	60 months
Working capital ratio							1.01					1.01
Debt Instrument, Face Amount							$ 4,300
Working capital ratio to be maintained as per guidelines	0.97						0.9				0.97	0.9
Loan From Investment Of Quebec One [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Working capital ratio to be maintained as per guidelines									0.88	0.88
Line of credit facility maximum borrowing capacity										$ 10,000
Capital Lease Financing [Member]
Line of Credit Facility [Line Items]
Debt Instrument Interest Rate Stated Percentage Rate		20.00%													14.00%	14.00%	20.00%
Capital Lease Financing [Member] | Financing Agreement One [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross							$ 600					$ 0.9
Line of credit facility maximum borrowing capacity		$ 3,600															$ 4.7
Proceeds from lines of credit		$ 2,400	$ 3.3
Capital Lease Financing Facility With Varilease Finance [Member] | Financing Agreement Two [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross							1,900					2.8
Line of credit facility maximum borrowing capacity															$ 2,500	$ 3.4
Proceeds from long term line of credit							2,400	$ 3.3
Capital Lease Financing Facility With Varilease Finance [Member] | Financing Agreement Three [Member]
Line of Credit Facility [Line Items]
Debt Instrument Interest Rate Stated Percentage Rate													14.00%	14.00%
Long-term Debt, Gross							500					$ 0.7
Line of credit facility maximum borrowing capacity													$ 600	$ 0.8
Proceeds from long term line of credit							$ 600	$ 0.8